Share-Based Payments - Summary Movement of Share Options Under the Gold Fields Limited 2012 Share Plan (Detail) - Gold Fields Limited 2012 Share Plan [member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of movements in share options [line items]
Outstanding at end of the year	6,982,838
Performance Shares [Member]
Disclosure of movements in share options [line items]
Outstanding at beginning of the year	14,833,390	18,361,977	18,279,130
Granted	1,581,749	4,558,177	811,829
Exercised and released	(7,825,571)	(6,611,023)	0
Forfeited	(1,606,730)	(1,475,741)	(728,982)
Outstanding at end of the year	6,982,838	14,833,390	18,361,977